Financial instruments and fair value (Details 2) - CAD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments and fair value [Line Items]
Other Investment At Fair Value		$ 13,614,050	$ 12,307,860
Additions to other investments		3,250,608
Unrealized gain (loss) recognized in profit or loss		(1,860,185)
Share purchase warrants [Member]
Disclosure of financial instruments and fair value [Line Items]
Other Investment At Fair Value	[1]	245,000	0
Additions to other investments	[1]	150,000
Unrealized gain (loss) recognized in profit or loss	[1]	95,000
El Olivar Imperial [Member]
Disclosure of financial instruments and fair value [Line Items]
Other Investment At Fair Value		$ 502,138	537,860
Additions to other investments			0
Number of shares held		400,000
Unrealized gain (loss) recognized in profit or loss		$ (35,722)
Hudson Resources Inc One [Member]
Disclosure of financial instruments and fair value [Line Items]
Other Investment At Fair Value		$ 910,714
Number of shares held		2,142,857
Number of warrants held		1,071,428
Hudson Resources Inc One [Member] | Share purchase warrants [Member]
Disclosure of financial instruments and fair value [Line Items]
Other Investment At Fair Value		$ 245,000	0
Additions to other investments			$ 150,000
Unrealized gain (loss) recognized in profit or loss		$ 95,000

[1]	On December 22, 2016, the Company acquired 5.90% or 400,000 units (“Unit’) of El Olivar Imperial SAC (“El Olivar”), a privately held Peruvian corporation, at US$1.00 per unit through a private placement. Each Unit consists of one Class A voting preferred share and 1.5 Class A share purchase warrants (the “EI Warrant”), with each full warrant entitling the holder to purchase one additional Class A voting share at a price of US$1.00. The expiry date of the EI Warrant, initially set on July 18, 2017, was subsequently revised to the date that is twenty business days following notification in writing by EI Olivar that all permits necessary to build its mining facilities have been received . As of the date of this report, the Company had not yet received this notification.